Events After The Reporting Date (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Options are Granted to Directors, Officers, Employees and Consultants

Options are granted to Directors, Officers, Employees and Consultants at various times. Options are to be settled by physical delivery of shares.

Grant date/Person entitled	Number of Options	Vesting Conditions	Contractual life of Options
January 17, 2017, option grants to Employees	277,519	Vest as to 1⁄4 of the total number of Options granted, every year from Option Date	7 years

February 7, 2017 option grants to Employees	16,667	Vest as to 1/4 of the total number of Options granted, every year from Option Date	7 years

April 17, 2017, option grants to Employees	50,000	Vest as to 1/4 of the total number of Options granted, every year from Option Date	7 years

September 7, 2017, options granted to Consultants	6,667	Half vest in 3 months and the remaining half in 6 months	3 years

September 7, 2017, options granted to Directors	12,269	immediately	7 years

September 15,2017, options granted to Consultants	3,040	immediately	3 years

October 6, 2017, options granted to Consultants	1,105	immediately	3 years

November 8, 2017 option grants to Employees	18,950	Vest as to 1/4 of the total number of Options granted, every year from Option Date	7 years

December 4, 2017, options granted to Consultants	1,948	immediately	3 years

December 4, 2017, options granted to Consultants	6,667	Half vest immediately and the remaining half in 12 months	3 years

January 19, 2018 option grants to Employees	273,948	Options will vest the earlier of commercialization or 3 years from grant date	7 years

July 6, 2018, options granted to Directors	17,071	immediately	7 years

August 29, 2018, options granted to Directors	31,498	immediately	7 years

December 18, 2018, options granted to Consultants	50,349	immediately	3 years

Events After Reporting Period [member]
Statement [LineItems]
Summary of Options are Granted to Directors, Officers, Employees and Consultants

Options and the terms of each issue for the period from January 1, 2019 to date are outlined below.

Grant date/ Recipient	Number of Options	Vesting Conditions	Contractual Life of Options
February 14, 2019, options granted to a Consultant	40,000	Options may vest over a 15-month vesting schedule	Cancelled

May 29, 2019, options granted to a Director	253,000	Options vest over a specified vesting period not exceeding 4 years	7 years

June 28, 2019, options granted to an Employee	10,000	Options vest as to 1/3 of the total number of Options granted, every year from Grant Date	7 years

July 18, 2019, options granted to a Director	25,719	Options vest immediately	7 years

July 19, 2019, options granted to an Employee	467,255	Options vest as to 1/4 of the total number of Options granted, every year from Grant Date	7 years

July 19, 2019, options granted to a Consultant	2,165	Options vest as to 1/3 of the total number of Options granted, every year from Grant Date	7 years

July 19, 2019, options granted to a Director	41,273	Options vest immediately	7 years

September 9, 2019, options granted to a Consultant	40,000	Options vest over a 15-month vesting schedule subject to achieving certain milestones.	2.5 years

Summary of shares sold under share purchase agreement

In the first quarter of 2020, Titan sold Common Shares to Aspire pursuant to the Aspire Agreement as outlined in the following table:

Grant Date	Common shares issued	Value
January 3, 2020	500,000	$219,600
January 6, 2020	500,000	229,300
January 8, 2020	400,000	195,160
January 10, 2020	500,000	247,550
January 17, 2020	600,000	303,000
January 23, 2020	600,000	295,320
February 6, 2020	600,000	282,000
February 13, 2020	708,048	300,000

	4,408,048	$2,071,930

. Subsequent to August 29, 2019 and subject to the First Aspire Agreement, the Company issued Common Shares to Aspire as outlined in the following table:

Grant Date	Common shares issued	Value
August 30, 2019	2,417,162	$3,000,000
November 8, 2019	100,000	42,560
November 8, 2019	100,000	42,560
November 12, 2019	100,000	42,970
November 12, 2019	100,000	42,000
November 13, 2019	100,000	42,970
November 14, 2019	300,000	128,910
November 15, 2019	2,500,000	1,074,250
November 19, 2019	2,067,282	888,311

	7,784,444	$5,304,531